Note 3 - Acquisitions (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 03, 2017	Jul. 01, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 02, 2017	Apr. 30, 2014
Business Combination, Bargain Purchase, Gain Recognized, Amount			$ 1,786,000
Truitt Bros. Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 1,800		1,800,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain			$ 900,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement of Inventory, Impact on Cost of Goods Sold		$ 500,000
Business Combination, Consideration Transferred, Total	14,400,000
Cash Acquired from Acquisition	3,000,000
Equity Method Investments	34,900,000					$ 17,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	3,600,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	$ 31,800,000
Truitt Bros. Inc. Investment [Member]
Equity Method Investment, Ownership Percentage							50.00%
Equity Method Investment, Aggregate Cost							$ 16,200,000
Purchase Agreement, Additional Percentage of Voting Interests Acquirable							50.00%